Related party transactions - Transactions with Mudrick capital and Stephen Fitzpatrick (Details) £ in Thousands, $ in Millions						1 Months Ended	6 Months Ended
	Jun. 26, 2026 USD ($)	May 27, 2026 USD ($)	May 20, 2026 USD ($)	Apr. 20, 2026 USD ($)	Dec. 15, 2021 USD ($)	Jun. 26, 2026 tranche	Jun. 30, 2026 GBP (£)	Jun. 30, 2025 GBP (£)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Fair value movements							£ 108,272
Proceeds from issuance of Convertible Senior Secured Notes to related party							7,719
Financial liabilities at fair value through profit and loss							93,444		£ 188,813
Convertible Senior Secured Notes
Disclosure of transactions between related parties [line items]
Fair value movements							112,989
Proceeds from issuance of Convertible Senior Secured Notes to related party | $					$ 192
Convertible Senior Secured Notes, additional facility under third supplemental indenture
Disclosure of transactions between related parties [line items]
Maximum value of additional convertible notes issuable | $				$ 50
Mudrick
Disclosure of transactions between related parties [line items]
Other related parties, anti-dilution provision, related party's right of ownership after any awards are issued										20.00%
Mudrick | Convertible Senior Secured Notes
Disclosure of transactions between related parties [line items]
Fair value movements							112,989	£ 258,719
In-kind interest paid and accrued							6,956	5,782
Mudrick | Convertible Senior Secured Notes, additional facility under third supplemental indenture
Disclosure of transactions between related parties [line items]
Term of facility				1 year
Number of tranches under facility drawn during the period | tranche						2
Proceeds from issuance of Convertible Senior Secured Notes to related party | $	$ 5		$ 5
Maximum value of additional convertible notes issuable | $				$ 50
Mudrick | Convertible Senior Secured Notes, additional facility under third supplemental indenture, tranche III
Disclosure of transactions between related parties [line items]
Proceeds from issuance of Convertible Senior Secured Notes to related party | $		$ 5
Financial liabilities							0
Imagination Industries Investments Ltd
Disclosure of transactions between related parties [line items]
Services received, related party transaction							114	151
Amount outstanding							£ 57	£ 37